Statements of Changes in Shareholders' Deficit (FY) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 07, 2020
Balance (in Shares) at Dec. 07, 2020
Net loss				(10,951)	(10,951)
Balance at Dec. 31, 2020				(10,951)	(10,951)
Balance (in Shares) at Dec. 31, 2020
Issuance of Founder Shares		$ 863	24,137		25,000
Issuance of Founder Shares (in Shares)		8,625,000
Sale of 5,933,333 Private Placement Warrants on March 18, 2021			8,900,000		8,900,000
Initial value of private warrant liabilities			(6,230,000)		(6,230,000)
Initial value of FPA liabilities			(11,655,000)		(11,655,000)
Accretion of Class A ordinary shares subject to possible redemption			8,960,863	(40,371,261)	(31,410,398)
Balance at Mar. 31, 2021		$ 863		(41,566,169)	(41,565,306)
Balance (in Shares) at Mar. 31, 2021		8,625,000
Balance at Dec. 31, 2020				(10,951)	(10,951)
Balance (in Shares) at Dec. 31, 2020
Issuance of Founder Shares		$ 863	24,137		25,000
Issuance of Founder Shares (in Shares)		8,625,000
Sale of 34,500,000 Units on March 18, 2021 through the Initial Public Offering,	$ 3,450				3,450
Sale of 34,500,000 Units on March 18, 2021 through the Initial Public Offering, (in Shares)	34,500,000
Sale of 5,933,333 Private Placement Warrants on March 18, 2021			8,900,000		8,900,000
Initial value of private warrant liabilities			(6,230,000)		(6,230,000)
Initial value of FPA liabilities			(11,655,000)		(11,655,000)
Class A ordinary shares subject to possible redemption	$ (3,450)				(3,450)
Class A ordinary shares subject to possible redemption (in Shares)	(34,500,000)
Accretion of Class A ordinary shares subject to possible redemption			8,960,863	(40,371,261)	(31,410,398)
Net loss				(14,427,685)	(14,427,685)
Balance at Dec. 31, 2021		$ 863		$ (54,809,897)	$ (54,809,034)
Balance (in Shares) at Dec. 31, 2021		8,625,000